Income Taxes - Summary of Differences Between the PRC Statutory Tax rate and Company's Effective Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Income/(loss) before provision of income tax	$ (60,974)	¥ (397,857)	¥ 368,485	¥ 764,259
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax computed at statutory tax rate	$ (15,244)	¥ (99,465)	¥ 92,121	¥ 191,065
Difference on tax rate	1,349	8,803	(18,427)
Research and development super-deduction	(865)	(5,646)	(13,919)	(16,254)
Non-deductible/non-taxable items	3,548	23,148	34,168	29,916
Changes in valuation allowance	59,716	389,646	11,300	(45,098)
Income tax expenses	$ 48,504	¥ 316,486	¥ 105,243	¥ 159,629